Derivative Instruments and Hedging Activities - Fair Value of Derivative Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Designated as hedging instrument | Interest rate swaps | Other non-current assets
Derivatives, Fair Value [Line Items]
Derivative asset	$ 16	$ 11
Designated as hedging instrument | Forward contracts | Other current assets
Derivatives, Fair Value [Line Items]
Derivative asset	1	0
Designated as hedging instrument | Forward contracts | Accounts payable, accrued expenses and other
Derivatives, Fair Value [Line Items]
Derivative liability	0	1
Not designated as hedging instrument | Forward contracts | Other current assets
Derivatives, Fair Value [Line Items]
Derivative asset	1	4
Not designated as hedging instrument | Forward contracts | Accounts payable, accrued expenses and other
Derivatives, Fair Value [Line Items]
Derivative liability	$ 2	$ 1